BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 6,044,746	$ 778,190	$ 3,944,779	$ 4,007,642
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	4,807,655		3,198,444	3,244,255
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 1,237,091		$ 746,335	$ 763,387